FINANCIAL INSTRUMENTS - Disclosure of detailed information about Credit risk (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Accounts receivable, excluding goods and services tax receivable	$ 1,240,625	$ 689,044
Current [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts receivable, excluding goods and services tax receivable	644,713	341,746
1 - 60 days [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts receivable, excluding goods and services tax receivable	537,080	319,346
61 days and over [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts receivable, excluding goods and services tax receivable	$ 58,832	$ 27,952